OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)		Jun. 30, 2023 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Financial liabilities
Accrued expenses	$ 1,061		¥ 7,689		$ 934		¥ 6,444		¥ 5,398
Deposits from customers					44		305		505
Other payables (financial liabilities)					978		6,749		5,903
Accrued payroll	372		2,697		451		3,108		2,878
Penalties related to income tax	751		5,450		668		4,611		3,025
Taxes other than income tax payable	451	[1]	3,268	[1]	274	[2]	1,885	[1]	285
Others	110		798		54		371		7
Total other payables	1,684		12,213		1,447		9,975		6,195
Total	13,239		96,022		$ 2,425		16,724		¥ 12,098
Financial liabilities
Transaction deposit of mining right acquisition (Note 20 (b))	10,452		75,815
Deposits from customers	42		305				305
Financial liabilities	$ 11,555		¥ 83,809				¥ 6,749

[1]	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.
[2]	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.